Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings (loss)	$ 26,522	$ (3,929)	$ 20,333
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	16,971	21,169	19,615
Prepaid pension asset	(8,426)	(5,744)	(7,432)
Equity-based compensation	2,660	4,219	4,099
Restructuring charge	5,508	8,129	3,844
Restructuring impairment charges	433	3,770	2,542
Pension liability		(8,332)	(1,597)
Amortization of retirement benefit adjustments	5,722	8,138	6,918
Deferred income taxes	4,900	12,568	(201)
Loss on sale of EMS business		1,229
Gain on sale-leaseback transaction			(10,334)
Insurance recovery for business interruption and property damage - casualties			(22,662)
Insurance proceeds for business interruption and property damage other than property, plant and equipment - casualty			23,353
Changes in assets and liabilities, net of effects from acquisitions and divestitures:
Accounts receivable	4,356	(6,075)	9,500
Inventories	3,437	(2,511)	18,832
Accounts payable	(2,692)	4,716	(17,519)
Accrued liabilities	(18,922)	733	(8,958)
Income taxes payable	262	(15)	(7)
Other	(8,308)	(494)	1,328
Total adjustments	5,901	41,500	21,321
Net cash provided by operations	32,423	37,571	41,654
Cash flows from investing activities:
Capital expenditures	(12,949)	(13,982)	(13,464)
Proceeds from sale of assets	4,951	1,768	499
Proceeds from sale of EMS business		75,000
Payment for acquisitions, net of cash acquired			(78,189)
Proceeds from sale-leaseback transaction			17,678
Capital expenditures to replace property, plant and equipment damaged in casualties, net of insurance proceeds			(609)
Net cash (used in) provided by investing activities	(7,998)	62,786	(74,085)
Cash flows from financing activities:
Payments of long-term debt	(1,030,200)	(3,864,500)	(5,461,600)
Proceeds from borrowings of long-term debt	1,030,200	3,786,000	5,540,700
Payments of short-term notes payable	(810)	(2,218)	(2,271)
Proceeds from borrowings of short-term notes payable	810	2,218	2,271
Purchase of treasury stock	(8,002)	(6,208)	(10,374)
Dividends paid	(5,374)	(4,874)	(4,759)
Exercise of stock options	1,204	2,722	1,679
Other	(2,835)	294	160
Net cash (used in) provided by financing activities	(15,007)	(86,566)	65,806
Effect of exchange rate changes on cash	722	1,006	(216)
Net increase in cash and cash equivalents	10,140	14,797	33,159
Cash and cash equivalents at beginning of year	124,368	109,571	76,412
Cash and cash equivalents at end of year	134,508	124,368	109,571
Supplemental cash flow information
Cash paid for interest	2,113	3,104	2,258
Cash paid for Income taxes, net	$ 7,994	$ 6,431	$ 6,786